Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

November 1, 2010

Via EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC 20549

Re:	Wells Fargo Funds Trust; File Nos. 333-74295; 811-09253

Wells Fargo Advantage Adjustable Rate Government Fund

Wells Fargo Advantage California Limited Tax-Free Fund

Wells Fargo Advantage California Tax-Free Fund

Wells Fargo Advantage Colorado Tax-Free Fund

Wells Fargo Advantage Intermediate Tax/AMT-Free Fund

Wells Fargo Advantage Minnesota Tax-Free Fund

Wells Fargo Advantage Municipal Bond Fund

Wells Fargo Advantage Short Term Municipal Bond Fund

Wells Fargo Advantage Ultra Short Term Municipal Income Fund

Wells Fargo Advantage Wisconsin Tax-Free Fund

(each the “Fund”, collectively the “Funds”)

Post-Effective Amendment No. 174 to Registration Statement

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Trust hereby certifies that (i) the form of the Funds’ prospectuses that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust’s most recent post-effective amendment (Post-Effective Amendment 174 to Registration Statement No. 333-74295/811-09253) (the “Amendment”); and (ii) the text of the Amendment was filed electronically via EGADR on October 27, 2010, and effective November 1, 2010.

If you have any questions, please contact the undersigned at (617) 210-3682.

Sincerely,

  /s/ Maureen Towle
Maureen Towle
Senior Counsel